U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.  Name and address of issuer:  Keystone America Hartwell Emerging Growth
                                   Fund, Inc.
                                 200 Berkeley Street
                                 Boston, MA  02116


2.  Name of each series or class of funds for which this notice is filed:

              Keystone America Hartwell Emerging Growth Fund, Inc. Shares of beneficial interest, $1.00 par value
              Class A, B and C shares


3.  Investment Company Act File Number: 811-1633

         Securities Act File Number: 2-28719


4.  Last day of fiscal year for which this notice is filed:

         September 30, 1996


5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year, but before termination of the issuer's 24f-2 declaration:

         Not applicable


6. Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable:

         Not applicable


7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to Rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

            2,123,674


8. Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:

            1,309,213


9. Number and aggregate sale price of securities sold during the fiscal year:

              829,628
         $ 23,420,538


10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                    0
         $          0

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable:

               39,380
         $  1,014,746


12. Calculation of registration fee:

         (i)  Aggregate sale price of
              securities sold during
              the fiscal year in reliance
              on Rule 24f-2 (from Item 10):          $          0
                                                      -------------

        (ii)  Aggregate price of shares
              issued in connection with
              dividend reinvestment plans
              (from Item 11, if applicable):        +   1,014,746

       (iii)  Aggregate price of shares
              redeemed or repurchased
              during the fiscal year (if
              applicable):                          -  53,979,035
                                                      -------------

        (iv)  Aggregate price of shares
              redeemed or repurchased and
              previously applied as a
              reduction to filing fees
              pursuant to Rule 24e-2 (if
              applicable):                          +           0


         (v)  Net aggregate price of
              securities sold and issued
              during the fiscal year in
              reliance on Rule 24f-2 [line (i),
              plus line (ii), less line (iii),
              plus line (iv)](if applicable):        $          0
                                                      ------------

        (vi)  Multiplier prescribed by
              Section 6(b) of the Secu-
              rities Act of 1933 or other
              applicable law or regulation           x     1/3300

       (vii)  Fee due [line (i) or line
              (v) multiplied by line (vi)]           $          0
                                                      ------------


13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

         Not applicable

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

         Not applicable

                                   SIGNATURES


    This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.



         By (Signature and Title):          /s/Martin J. Wolin
                                            Assistant Secretary



         Date:  November 27, 1996




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